Consolidated statement of comprehensive income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net profit		€ 3,811	€ 4,016
Items that will not be reclassified to profit or loss, net of tax:
(Losses)/gains on equity instruments measured at fair value through other comprehensive income		(45)	31
Remeasurement of defined benefit pension plans		(37)	201
Items that may be reclassified subsequently to profit or loss, net of tax:
(Losses)/gains on cash flow hedges		(95)	58
Currency retranslation gains/(losses)	[1]	(2,113)	756
Total comprehensive income		1,521	5,062
Attributable to:
Non-controlling interests		25	379
Shareholders’ equity		€ 1,496	€ 4,683

[1]	(a)2025 includes a hyperinflation adjustment of €(43) million (2024: €680 million) in relation to Argentina and Turkey.